Financial Risk Management - Percentage of revenues (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A and Its Affiliates [Member]
IFRS Statement [Line Items]
Percentage of entity's revenue	29.50%	28.10%	25.80%
Customer B and Its Affiliates [Member]
IFRS Statement [Line Items]
Percentage of entity's revenue	8.90%	12.60%	15.50%